Segment Reporting, Geographical Information (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Segment	Dec. 31, 2013 Segment
Segment Reporting, Geographical Information (Textual)
Number of business segments	2	2
Number of geographic segments	2	2